Concentration Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Institutions	Dec. 31, 2015 USD ($) Institutions	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Concentration Risk [Line Items]
Cash and cash equivalents in currencies other than RMB	$ 597,188	$ 569,917	$ 220,794	$ 548,484
Number of financial institutions keeping cash and bank deposits | Institutions	24	24
Maximum percentage of total cash held in any single institution	38.00%	32.00%
Mainland China [Member]
Concentration Risk [Line Items]
Cash and cash equivalents in currencies other than RMB	$ 1,400	$ 1,000
Revenues, Net [Member] | Product Concentration Risk, Tian Long Ba Bu, PC game [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	42.00%	41.00%	55.00%
Revenues, Net [Member] | Geographic Concentration Risk, Domestic [Member]
Concentration Risk [Line Items]
Percentage of concentration risk	97.00%	94.00%	91.00%